DELAWARE POOLED TRUST
The All-Cap Growth Equity Portfolio
The Global Fixed Income Portfolio
The High-Yield Bond Portfolio
The Intermediate Fixed Income Portfolio
The International Equity Portfolio
The International Fixed Income Portfolio
The Labor Select International Equity Portfolio
The Large-Cap Value Equity Portfolio
The Mid-Cap Growth Equity Portfolio
The Real Estate Investment Trust Portfolio
The Real Estate Investment Trust Portfolio II
The Small-Cap Growth Equity Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement to the Portfolios' Statement of Additional Information dated February 28, 2007

On July 26, 2007, Mellon Bank, N.A. ("Mellon") became the custodian for The High-Yield Bond Portfolio and The Intermediate Fixed Income Portfolio.

On August 2, 2007, Mellon became the custodian for The All-Cap Growth Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Value Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, and The Small-Cap Growth Equity Portfolio.

On August 9, 2007, Mellon became the custodian for The Global Fixed Income Portfolio and The International Fixed Income Portfolio.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian" on page 57 of the Portfolios' Statement of Additional Information.

Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, serves as custodian for each Portfolio except that The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for The Emerging Markets Portfolio. As custodians for the Portfolios, Mellon and JPMorgan maintain a separate account or accounts for each Portfolio; receive, hold, and release portfolio securities on account of each Portfolio; receive and disburse money on behalf of each Portfolio; and collect and receive income and other payments and distributions on account of each Portfolio's portfolio securities.

Please keep this Supplement for future reference.

This Supplement is dated August 15, 2007.